RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS - Balance Sheet (Details) - USD ($)	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Sep. 09, 2020	May 28, 2020
CONDENSED CONSOLIDATED BALANCE SHEETS
Warrant liability	$ 26,939,001	$ 36,975,099
Common stock value subject to possible redemption	334,215,700	282,835,800
Additional paid-in capital		22,899,179
Accumulated Deficit	(39,098,173)	(17,900,526)
Total Stockholders' (Deficit) Equity	$ (39,097,337)	$ 5,000,003			$ 0
Number of Class A common stock subject to redemption	33,421,570	28,283,580
Restatement of warrants as derivative liabilities
CONDENSED CONSOLIDATED BALANCE SHEETS
Warrant liability		$ 36,975,099	$ 20,072,197	$ 20,072,197
Additional paid-in capital		22,899,179	5,816,870	5,715,521
Accumulated Deficit		(17,900,526)	$ (818,071.000)	$ (716,720)
Total Stockholders' (Deficit) Equity		$ 5,000,003
Number of Class A common stock subject to redemption		28,283,580	29,991,825	30,001,960
Restatement of warrants as derivative liabilities | As Previously Reported
CONDENSED CONSOLIDATED BALANCE SHEETS
Additional paid-in capital		$ 5,280,926	$ 5,101,351	$ 5,000,002
Accumulated Deficit		(281,904)	$ (102,351)	$ (1,000)
Total Stockholders' (Deficit) Equity		$ 5,000,002
Number of Class A common stock subject to redemption		31,981,090	31,999,045	32,009,180
Restatement of warrants as derivative liabilities | Adjustments
CONDENSED CONSOLIDATED BALANCE SHEETS
Warrant liability		$ 36,975,099	$ 20,072,197	$ 20,072,197
Additional paid-in capital		(17,618,253)	715,519	715,519
Accumulated Deficit		(17,618,622)	$ (715,720)	$ (715,720)
Total Stockholders' (Deficit) Equity		$ 1
Number of Class A common stock subject to redemption		(3,697,510)	(2,007,220)	(2,007,220)
Class A Common stock
CONDENSED CONSOLIDATED BALANCE SHEETS
Common stock value subject to possible redemption	$ 334,215,700
Class A common stock		$ 514
Total Stockholders' (Deficit) Equity		$ 514			$ 0
Number of Class A common stock subject to redemption	33,421,570	28,283,580
Class A Common stock | Restatement of warrants as derivative liabilities
CONDENSED CONSOLIDATED BALANCE SHEETS
Common stock value subject to possible redemption		$ 282,835,800	$ 299,918,253	$ 300,019,603
Class A common stock		514	343	342
Class A Common stock | Restatement of warrants as derivative liabilities | As Previously Reported
CONDENSED CONSOLIDATED BALANCE SHEETS
Common stock value subject to possible redemption		319,810,900	319,990,450	320,091,800
Class A common stock		144	142	141
Class A Common stock | Restatement of warrants as derivative liabilities | Adjustments
CONDENSED CONSOLIDATED BALANCE SHEETS
Common stock value subject to possible redemption		(36,975,100)	(20,072,197)	(20,072,197)
Class A common stock		$ 370	$ 201	$ 201